EQUITY - Components of OCI, Net of Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Net unrealized gains (losses) arising during the period	$ (13,637)	$ (2,467)	$ 4,887
(Gains) losses reclassified into net income (loss) during the period	685	(698)	(653)
Net unrealized gains (losses) on investments	(12,952)	(3,165)	4,234
Adjustments for policyholders’ liabilities, DAC, insurance liability loss recognition and other	346	704	(1,278)
Net unrealized gains (losses) on investments	(12,606)	(2,461)	2,956
Market Risk Benefit, before Reinsurance and Cumulative Increase (Decrease) from Instrument-Specific Credit Risk Change	1,249	50	0
Liability for Future Policy Benefit, Expected Future Policy Benefit, before Reinsurance, after Discount Rate Change	1,074	279	0	$ 8,470
Change in defined benefit plans:
Reclassification to Net income (loss) of amortization of net prior service credit included in net periodic cost	18	266	48
Change in defined benefit plans (net of deferred income tax expense (benefit) of $(9) and $9)	18	266	48
Foreign currency translation adjustments:
Foreign currency translation gains (losses) arising during the period	(46)	(11)	22
Foreign currency translation adjustment	(46)	(11)	22
Total other comprehensive income (loss), net of income taxes	(10,311)	(1,877)	3,026
Less: Other comprehensive income (loss) attributable to noncontrolling interest	(16)	1	7
Other comprehensive income (loss) attributable to Holdings	(10,295)	(1,878)	3,019
AOCI Including Portion Attributable to Noncontrolling Interest, Period Increase (Decrease)	(10,295)	(2,560)	3,019
Valuation allowance	1,570
Reclassification adjustment	182	186	(174)
Change in net unrealized gains (losses) on investments	(1,364)	(654)	786
Defined benefit plan, OCI, tax	(1)	68	14
Market Risk Benefit, Increase (Decrease) from Interest Rate Change	332	13	0
Liability for Future Policy Benefit, Expected Net Premium, before Reinsurance, after Discount Rate Change	285	74	0
Effect of Modified Retrospective Application Accounting Standards Update 2018-12
Foreign currency translation adjustments:
Other comprehensive income (loss) attributable to Holdings	0	(682)	0
Other Comprehensive Income (Loss), Tax, Portion Attributable to Parent	$ 0	$ (181)	$ 0